Leases Disclosure of Maturity Analysis of Capitalised Leases (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	R 636	R 544
– 12 months
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	235	206
– one to five years
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	273	205
- Five years and more
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	R 128	R 133